Government grants - Additional Information (Detail) - Alberta Site Rehabilitation Program [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Grants [Line Items]
Repayment of net grants	$ 0.4
Grants utilized		$ 15.7